UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F-HR

                              Form 13F Cover Page

           Report for the Calendar Year of Quarter Ended:  09/30/2012

Check here if Amendment [  ];  Amendment Number:
This Amendment:         [  ]   is a restatement.
                        [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Asset Management Group, Inc.
Address: 60 Long Ridge Road
         Suite 305
         Stamford,CT  06902

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  LeGrand S. Redfield, Jr.
Title: President
Phone: 203 964-8300

Signature, Place, and Date of Signing:

/s/LeGrand S. Redfield, Jr.        Stamford, CT                October 26, 2012
--------------------------------------------------------------------------------
[Signature]                        [City, State]               [Date]

Report type(Check only one.):

[X] 13F HOLDINGS REPORT

[] 13F NOTICE

[] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:  0

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total(thousands): 127951


List of Other Included Managers: NONE

                                        Title of          Value       Shrs or   Sh/ Put/ Investment  Other     Voting Authority
Name of Issuer                            Class  Cusip   (x$1000)     Prn Amt  Prns Call Discretion Managers  Sole  Shared  None
____________________________________________________________________________________________________________________________________
Abbott Laboratories                        SK  002824100 763          11125     SH          None                           11125
America Movil SAB Spsr Adr                 SK  AMX       222          8732      SH          None                           8732
Barclay's Aggregate Bond Index I-Shares    ET  464287226 13193        117329    SH          None                           117329
Berkley W R Corporation                    SK  084423102 795          21203     SH          None                           21203
Berkshire Hathaway Cl B                    SK  084670702 289          3280      SH          None                           3280
Cisco Systems Inc                          SK  17275R102 196          10269     SH          None                           10269
Copsync Inc                                SK  COYN      5            40485     SH          None                           40485
Dominos Pizza Inc                          SK  25754A201 1210         32096     SH          None                           32096
Exxon Corporation                          SK  30231G102 631          6899      SH          None                           6899
General Electric Co.                       SK  369604103 593          26121     SH          None                           26121
Ishares Barclays Bd Fd 7-10 Yr Tr          ET  464287440 7458         68759     SH          None                           68759
Ishares Barclays Tips Bond Fund            ET  464287176 9327         76600     SH          None                           76600
Ishares Gold Trust                         ET  IAU       595          34475     SH          None                           34475
Ishares Goldman Sachs Tech Index           ET  464287549 946          13658     SH          None                           13658
Ishares Lehman Treas Bond 1-3 Year         ET  464287457 1374         16262     SH          None                           16262
Ishares MSCI Brazil Index                  ET  464286400 251          4651      SH          None                           4651
Ishares Msci Canada Idx Fd                 ET  464286509 751          26372     SH          None                           26372
Ishares Msci Emrg Mkt Fd                   ET  464287234 5117         123834    SH          None                           123834
Ishares Russell Midcap Index Fund          ET  464287499 778          7021      SH          None                           7021
Ishares Russell Midcap Value Index Fund    ET  464287473 6182         126891    SH          None                           126891
Ishares S&P 500 Growth S&P 500 Growth In   ET  464287309 1203         15452     SH          None                           15452
Ishares S&P GSCI Commodity Indexed         ET  46428R107 267          7910      SH          None                           7910
Ishares S&P Midcap 400 Bar Val             ET  464287705 5453         64144     SH          None                           64144
Ishares S&P Midcap 400 Growth Index Fund   ET  464287606 2168         19366     SH          None                           19366
Ishares S&P North Am Fund                  ET  464287374 2439         61733     SH          None                           61733
Ishares S&P Smallcap 600 Growth Index Fu   ET  464287887 1379         16499     SH          None                           16499
Ishares S&P Smallcap 600 Value             ET  464287879 4589         58093     SH          None                           58093
Ishares Tr Cohen & Steer Realty Majors I   ET  464287564 4623         59378     SH          None                           59378
Ishares Tr Msci Eafe                       ET  464287465 3312         62482     SH          None                           62482
Ishares Tr Russell 1000 Growth             ET  464287614 355          5325      SH          None                           5325
Ishares Tr Russell 1000 Val                ET  464287598 4847         67145     SH          None                           67145
Ishares Tr Russell 2000 Val                ET  464287630 1580         21365     SH          None                           21365
Ishares Tr Russell 3000 Russell 3000 Gro   ET  464287671 360          6629      SH          None                           6629
Ishares Tr Russell 3000 Val                ET  464287663 2241         23728     SH          None                           23728
Ishares Tr S&P 500 Barra Val               ET  464287408 5163         78478     SH          None                           78478
Ishares Tr S&P Midcap S&P Midcap 400 Ind   ET  464287507 4696         47586     SH          None                           47586
Ishares Tr S&P Smallcap 600                ET  464287804 1122         14556     SH          None                           14556
Ishares Trust Dow Jones Select Dividend    ET  464287168 1914         33175     SH          None                           33175
Ishares Trust Index Fund Ftse Xinhua Hk    ET  464287184 305          8810      SH          None                           8810
Ishares Trust S&P 500 Index                ET  464287200 599          4147      SH          None                           4147
Johnson & Johnson                          SK  478160104 1404         20374     SH          None                           20374
Mid Cap S P D R Trust Unit Ser             ET  78467Y107 611          3396      SH          None                           3396
Omnicom Group Inc                          SK  681919106 1404         27230     SH          None                           27230
Pepsico                                    SK  713448108 3496         49395     SH          None                           49395
Pfizer Inc                                 SK  717081103 633          25462     SH          None                           25462
Powershares QQQ Trust, Ser 1               SK  73935A104 334          4876      SH          None                           4876
Powershs Exch Trad Fd Tr Insured Nationa   SK  PZA       230          8950      SH          None                           8950
Procter & Gamble Co.                       SK  742718109 463          6677      SH          None                           6677
Proshares Ultra S&P 500                    ET  74347R107 1248         20383     SH          None                           20383
Pub Svc Ent Group Inc                      SK  PEG       296          9197      SH          None                           9197
S P D R Trust Unit Sr 1                    ET  78462F103 1036         7193      SH          None                           7193
Spdr S&P Biotech Etf                       ET  78464A870 822          8803      SH          None                           8803
Vanguard Bond Index Short Term Bond ETF    ET  921937827 2970         36458     SH          None                           36458
Vanguard Div Appreciation ETF              ET  921908844 5393         90367     SH          None                           90367
Vanguard Emerging Market                   ET  922042858 649          15546     SH          None                           15546
Vanguard Energy Index                      ET  92204A306 1468         13720     SH          None                           13720
Vanguard Growth Etf Msci Us Prime Mkt      ET  922908736 377          5211      SH          None                           5211
Vanguard Info Technology                   ET  92204A702 328          4470      SH          None                           4470
Vanguard Msci Us Sm Cap Growth             ET  922908595 4093         46382     SH          None                           46382
Wal Mart Stores                            SK  931142103 472          6396      SH          None                           6396
Walt Disney Co Holding Co                  SK  254687106 933          17840     SH          None                           17840